Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 651,319	$ 112,221
Stock subscription receivable, subsequently collected	500,000
Accounts receivable, net	628,963	314,743
Deferred commissions	85,656	80,348
Prepaid expenses	569,367	402,040
TOTAL CURRENT ASSETS	2,435,305	909,352
PROPERTY AND EQUIPMENT, net	711,181	295,925
GOODWILL	204,000	204,000
INTANGIBLE ASSETS, NET	1,142,503	1,437,001
DEFERRED COMMISSIONS	55,182	103,312
DEFERRED FINANCING COSTS	162,720	61,153
TOTAL ASSETS	4,710,891	3,010,743
CURRENT LIABILITIES
Accounts payable	1,085,098	746,554
Accrued expenses	223,123	201,768
Accrued interest	182,432	182,184
Deferred revenue	910,960	747,113
Warrant liability		163,570
Current maturities of capital lease obligations	321,686
Current portion of long-term debt	2,214,257	2,070,217
TOTAL CURRENT LIABILITIES	4,937,556	4,111,406
CAPITAL LEASE OBLIGATIONS, net of current maturities	466,936
LONG TERM DEBT, net of current portion	2,492,000	2,566,486
WARRANT LIABILITY	2,535,649	146,000
DEFERRED REVENUE	359,209	412,219
ACCRUED INTEREST	254,329	160,593
ACCRUED RENT	6,333	25,333
TOTAL LIABILITIES	$ 11,052,012	$ 7,422,037
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' DEFICIT
Convertible preferred stock, $.0001 Par Value, 20,000,000 shares authorized, 44,030 and 2,229,702 shares issued and outstanding	$ 4	$ 223
Common shares, $.0001 Par Value, 500,000,000 shares authorized, 30,300,179 and 16,934,497 issued and outstanding	3,030	1,694
Additional paid-in-capital	57,964,143	47,307,314
Accumulated deficit	(63,858,298)	(51,720,525)
TOTAL SHAREHOLDERS' DEFICIT	(6,341,121)	(4,411,294)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	4,710,891	$ 3,010,743
Convertible Preferred Stock Series C
SHAREHOLDERS' DEFICIT
Series C Stock Subscription Receivable	$ (450,000)